Summary of significant accounting policies (Details 2)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
IRSA's direct interest [Member] | IRSA CP [Member]
Disclosure of associates [line items]
Country	[1]	Argentina
Main activity	[1]	Real estate
% of ownership interest held by the Group	[1]	80.65%	83.80%	86.34%
IRSA's direct interest [Member] | E-Commerce Latina S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | Efanur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | Hoteles Argentinos S.A.U. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		100.00%	100.00%	80.00%
IRSA's direct interest [Member] | Inversora Bolivar S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | Llao Llao Resorts S.A. [Member]
Disclosure of associates [line items]
Country	[2]	Argentina
Main activity	[2]	Hotel
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
IRSA's direct interest [Member] | Nuevas Fronteras S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		76.34%	76.34%	76.34%
IRSA's direct interest [Member] | Palermo Invest S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | Ritelco S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | Tyrus S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA's direct interest [Member] | U.T. IRSA y Galerias Pacifico [Member]
Disclosure of associates [line items]
Country	[2]	Argentina
Main activity	[2]	Investment
% of ownership interest held by the Group	[2]	50.00%	50.00%	50.00%
IRSA CP's direct interest [Member] | Arcos del Gourmet S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		90.00%	90.00%	90.00%
IRSA CP's direct interest [Member] | Emprendimiento Recoleta S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		53.68%	53.68%	53.68%
IRSA CP's direct interest [Member] | Fibesa S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA CP's direct interest [Member] | Panamerican Mall S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		80.00%	80.00%	80.00%
IRSA CP's direct interest [Member] | Shopping Neuquen S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		99.95%	99.95%	99.92%
IRSA CP's direct interest [Member] | Torodur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA CP's direct interest [Member] | EHSA [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		70.00%	70.00%	70.00%
IRSA CP's direct interest [Member] | Centro de Entretenimiento La Plata [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IRSA CP's direct interest [Member] | Pareto S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		design and software development
% of ownership interest held by the Group		69.69%	69.69%
IRSA CP's direct interest [Member] | La Malteria [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group			100.00%
Tyrus S.A.'s direct interest [Member] | DFL and DN BV [Member]
Disclosure of associates [line items]
Country		Bermuda’s / Netherlands
Main activity		Investment
% of ownership interest held by the Group		97.04%	96.46%	91.57%
Tyrus S.A.'s direct interest [Member] | I Madison LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group
Tyrus S.A.'s direct interest [Member] | IRSA Development LP [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group
Tyrus S.A.'s direct interest [Member] | IRSA International LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s direct interest [Member] | Jiwin S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Tyrus S.A.'s direct interest [Member] | Liveck S.A. [Member]
Disclosure of associates [line items]
Country	[3]	Uruguay
Main activity	[3]	Investment
% of ownership interest held by the Group	[3]	100.00%	100.00%	100.00%
Tyrus S.A.'s direct interest [Member] | Real Estate Investment Group V LP (REIG V) [Member]
Disclosure of associates [line items]
Country		Bermuda’s
Main activity		Investment
% of ownership interest held by the Group			100.00%	100.00%
Tyrus S.A.'s direct interest [Member] | Real Estate Strategies LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Efanur S.A.'s direct interest [Member] | Real Estate Investment Group VII LP (REIG VII) [Member]
Disclosure of associates [line items]
Country		Bermuda’s
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
DFL's and DN BV's direct interest [Member] | IDB Development Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
DFL's and DN BV's direct interest [Member] | Dolphin IL Investment Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
DIL's direct interest [Member] | Discount Investment Corporation Ltd [Member]
Disclosure of associates [line items]
Country	[4]	Israel
Main activity	[4]	Investment
% of ownership interest held by the Group	[4]	83.72%	83.77%	76.57%
IDBD's direct interest [Member] | IDB Tourism (2009) Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Tourism services
% of ownership interest held by the Group		100.00%	100.00%	100.00%
IDBD's direct interest [Member] | IDB Group Investment Inc [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
DIC's direct interest [Member] | Property & Building Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		72.40%	68.80%	64.40%
DIC's direct interest [Member] | Cellcom Israel Ltd. [Member]
Disclosure of associates [line items]
Country	[5]	Israel
Main activity	[5]	Telecommunications
% of ownership interest held by the Group	[5]	46.20%	44.10%	43.14%
DIC's direct interest [Member] | Elron Electronic Industries Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		61.06%	61.06%	50.30%
DIC's direct interest [Member] | Bartan Holdings and Investments Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		55.68%	55.68%	55.68%
DIC's direct interest [Member] | Epsilon Investment House Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		68.75%	68.75%	68.75%
DIC's direct interest [Member] | Mehadrin Ltd [Member]
Disclosure of associates [line items]
Country	[6]	Israel
Main activity	[6]	Agricultural
% of ownership interest held by the Group	[6]	43.75%
PBC's direct interest [Member] | Gav-Yam Bayside Land Corporation Ltd. [Member]
Disclosure of associates [line items]
Country	[7]	Israel
Main activity	[7]	Real estate
% of ownership interest held by the Group	[7]		51.70%	51.70%
PBC's direct interest [Member] | Ispro The Israeli Properties Rental Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
PBC's direct interest [Member] | Matam - Scientific Industries Center Haifa Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		50.10%	50.10%	50.10%
PBC's direct interest [Member] | Hadarim Properties Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
PBC's direct interest [Member] | Property & Building (Commercial Centers) Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%
PBC's direct interest [Member] | PBC USA Investments Inc [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	100.00%

[1]	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A..
[2]	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerias Pacifico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
[3]	Includes Tyrus' and IRSA S.A.'s equity interests.
[4]	Includes Tyrus' equity interest.
[5]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (48.5%) vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
[6]	DIC considers that it exercises control because DIC is the group with the higher percentage of votes (43.75%) vis-a-vis other shareholders that are highly atomized.
[7]	Control was lost in September 2019. See Note 4.C.